Game operating cost (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Game operation cost
Employee benefits expense			$ (35,282)	$ (13,985)	$ (1,276)
Technical support services			(8,754)	(4,960)	(16,114)
Game operation cost	$ (26,785)	$ (20,540)	$ (44,036)	$ (18,945)	$ (17,390)